INCOME TAXES - NOL (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
INCOME TAXES
Operating loss carryforwards expiring through 2037	$ 3,600
Operating loss carryforwards do not expire	$ 14,200
Threshold offsetting percentage of future taxable income	80.00%
Less: valuation allowance	$ 6,309	$ 1,584
Increase in valuation allowance	$ 4,700